Share Capital (Details)		12 Months Ended
	Jun. 02, 2025 $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares
Share Capital [Line Items]
Shares of par value (in Dollars per share) | $ / shares		$ 0.0015	$ 0.0015
Number of issued shares		1,765,256	1,765,256
Number of vote per ordinary share		1
Ordinary Share [Member]
Share Capital [Line Items]
Shares of par value (in Dollars per share) | $ / shares	$ 0.0015
Number of issued shares	1
Ordinary Share [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Number of issued shares	1
Ordinary shares	1,765,256
Ordinary Share [Member] | Top of Range [Member]
Share Capital [Line Items]
Number of issued shares	15
Ordinary shares	26,437,500